Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 28, 2012	Apr. 30, 2011
Deferred tax liabilities:
Investment in Barnes & Noble.com	$ (95,051)	$ (95,051)
Property & equipment	(63,216)	(57,156)
Goodwill and intangible asset amortization	(233,322)	(236,845)
Prepaid expenses	(7,827)	(7,125)
Other	(6,226)	(4,861)
Total deferred tax liabilities	(405,642)	(401,038)
Deferred tax assets:
Loss and credit carryovers	75,817	57,751
Lease transactions	30,043	32,986
Estimated accruals	88,823	52,868
Stock-based compensation	9,946	11,508
Insurance liability	11,105	11,396
Pension	11,953	10,254
Inventory	19,674	18,996
Investments in equity securities	1,282	1,282
Total deferred tax assets	248,643	197,041
Net deferred tax liabilities	(156,999)	(203,997)
Balance Sheet caption reported in:
Prepaid expenses and other current assets	111,775	76,135
Deferred tax liabilities	(268,774)	(280,132)
Net deferred tax liabilities	$ (156,999)	$ (203,997)